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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oakmont Corporation
                 -------------------------------
   Address:      865 South Figueroa Street
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kashif F. Sheikh
         -------------------------------
Title:   Managing Director
         -------------------------------
Phone:   (213) 891-6339
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Kashif F. Sheikh               Los Angeles, CA     May 13, 2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                      FORM 13F INFORMATION TABLE


      COLUMN 1                      COLUMN 2          COLUMN 3 COLUMN 4  COLUMN 5    COLUMN 6    COLUMN 7  COLUMN 8
-------------------------        ----------------    --------- -------- ---------  ------------ ---------- ---------
                                                                 VALUE              INVESTMENT    OTHER     VOTING
   NAME OF ISSUER                 TITLE OF CLASS       CUSIP   (x$1000)  SHARES     DISCRETION   MANAGERS  AUTHORITY
-------------------------        ----------------    --------- -------- ---------  ------------ ---------- ---------
AIRTRAN HOLDINGS INC                       Common    00949P108   23,981 2,018,600      Sole        None     Sole
ALLERGAN INC                               Common    018490102    4,292    51,000      Sole        None     Sole
AMAZON COM INC                             Common    023135106    4,599   106,250      Sole        None     Sole
APPLIED MATERIALS                          Common    038222105    1,182    55,400      Sole        None     Sole
BOEING CO                                  Common    097023105    6,444   156,900      Sole        None     Sole
COMPUGEN LTD                               Common    M25722105      798   122,825      Sole        None     Sole
COSTCO WHOLESALE CORP                      Common    22160K105   14,862   395,150      Sole        None     Sole
CSX CORP                                   Common    126408103      394    13,000      Sole        None     Sole
DELL INC                                   Common    24702R101    9,952   296,000      Sole        None     Sole
DELPHI FINANCIAL GROUP, INC                Common    247131105   27,490   654,211      Sole        None     Sole
DRS TECHNOLOGIES                           Common    23330X100      454    16,235      Sole        None     Sole
ENCANA CORPORATION                         Common    292505104   15,500   358,400      Sole        None     Sole
FLEXTRONICS INTL LTD                       Common    Y2573F102   10,784   631,000      Sole        None     Sole
FREEPORT MCMORAN COPPER & GOLD CL B        Common    35671D857    4,416   112,966      Sole        None     Sole
FUELCELL ENERGY INC                        Common    35952H106    2,340   172,600      Sole        None     Sole
HILTON HOTELS CORP                         Common    432848109   12,519   770,400      Sole        None     Sole
ICON PLC ADS                        Sponsored ADR    45103T107    3,735   105,400      Sole        None     Sole
INTEL CORP                                 Common    458140100    5,440   200,000      Sole        None     Sole
INVESTORS FINANCIAL SERVICES CORP          Common    461915100  147,920 3,582,462      Sole        None     Sole
LOCKHEED MARTIN CORP                       Common    539830109   11,985   262,600      Sole        None     Sole
MCMORAN EXPLORATION  CO                    Common    582411104      352    23,795      Sole        None     Sole
MCMORAN EXPLORATION  CO                NOTE 6.00%    582411AB0    3,606    27,500      Sole        None     Sole
MICROSOFT CORPORATION                      Common    594918104   10,471   420,000      Sole        None     Sole
PFIZER INC                                 Common    717081103    1,633    46,600      Sole        None     Sole
SEI INVESTMENTS CO                         Common    784117103    3,185    96,500      Sole        None     Sole
STRATUS PROPERTIES INC                     Common    863167201    1,223    92,755      Sole        None     Sole
SYNTROLEUM CORP                            Common    871630109   51,489 7,201,240      Sole        None     Sole
TIFFANY & CO                               Common    886547108      844    22,100      Sole        None     Sole
UNIVISION COMMUNICATIONS INC               Common    914906102   10,326   312,800      Sole        None     Sole
VASOGEN INC                                Common    92232F103    6,250 1,010,000      Sole        None     Sole
                                                                -------
                                                                398,466
                                                                -------



                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      NONE
                                        --------------------

Form 13F Information Table Entry Total: 30
                                        --------------------

Form 13F Information Table Value Total: 398,466
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------